Significant Items Within the Income Statement	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Significant Items Within the Income Statement
2    SIGNIFICANT ITEMS WITHIN THE INCOME STATEMENT
Non-underlying
items
These include
non-underlying
items within operating profit and
non-underlying
items not in operating profit but within net profit:

•
Non-underlying
items within operating profit
are gains or losses on business disposals, acquisition and disposal related costs, restructuring costs, impairment and other items within operating profit classified here due to their nature and frequency.

•
Non-underlying
items not in operating profit but with net profit
are net monetary gain/(loss) arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/(loss) of joint ventures and associates and taxation.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

	First Half
€ million	2021	2020
Acquisition and disposal-related credit/(costs)	(122)	(27)
Gain/(loss) on disposal of group companies	7	6
Restructuring costs	(306)	(391)

Non-underlying items within operating profit before tax	(421)	(412)

Tax on non-underlying items within operating profit	97	109

Non-underlying items within operating profit after tax	(324)	(303)

Net monetary gain/(loss) arising from hyperinflationary economies	(29)	21

Non-underlying items not in operating profit but within net profit before tax	(29)	21

Tax impact of non-underlying items not in operating profit but within net profit:
Taxes related to the UK tax audit of intangible income and centralised services	(6)	—
Hyperinflation adjustment for Argentina deferred tax	(28)	(7)

Non-underlying items not in operating profit but within net profit after tax	(63)	14

Non-underlying items after tax (a)	(387)	(289)

Attributable to:

Non-controlling interests	(20)	(14)
Shareholders’ equity	(367)	(275)

(a)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.